Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

25.Segment Information

Reportable segments are those that are based on the Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s segments are strategic business units that offer different entertainment services and products. The Group’s reportable segments are as follows:

Content

The Content segment categorizes the Group’s sources of content revenue as follows: (a) Advertising; (b) Network Subscription Revenue; and (c) Licensing and Syndication. Given the cost structure of the Group’s Content business, operating segment income is reported as a single line item.

The Advertising revenue is derived primarily from the sale of advertising time on the Group’s television broadcast operations, which include the production of television programming and broadcasting of Channels 2, 4, 5 and 9 (“television networks”), as well as the sale of advertising time on programs provided to pay television companies in Mexico and advertising revenue in the Group’s Internet business and the production of television programming and broadcasting for local television stations in Mexico and the United States. The broadcasting of television networks is performed by television repeater stations in Mexico which are wholly-owned, majority-owned or minority-owned by the Group or otherwise affiliated with the Group’s networks.

The Network Subscription revenue is derived from domestic and international programming services provided to independent cable television systems in Mexico and the Group’s direct-to-home (“DTH”) satellite and cable television businesses. These programming services for cable and pay-per- view television companies are provided in Mexico, other countries in Latin America, the United States and Europe. The programming services consist of both programming produced by the Group and programming produced by others.

The Licensing and Syndication revenue is derived from international program licensing and syndication fees. The Group’s television programming is licensed and syndicated to customers abroad, including Univision.

Sky

The Sky segment includes DTH broadcast satellite pay television services in Mexico, Central America and the Dominican Republic. Sky revenues are primarily derived from program services, installation fees and equipment rental to subscribers, and national advertising sales.

Cable

The Cable segment includes the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico; and the operation of telecommunication facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States (Bestel).

The cable multiple system businesses derive revenues from cable subscribers, principally from basic and premium television services subscription, pay-per-view fees, installation fees, Internet services subscription and telephone services subscription as well as from local and national advertising sales.

The telecommunication facilities business derives revenues from providing data and long-distance services solutions to carriers and other telecommunications service providers through its fiber-optic network.

Other Businesses

The Other Businesses segment includes the Group’s domestic operations in sports and show business promotion, soccer, feature film production and distribution, gaming, radio, publishing and publishing distribution.

The table below presents information by segment and a reconciliation to consolidated total for the years ended December 31, 2018, 2017 and 2016:

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2018:
Content	Ps.	39,223,668	Ps.	3,162,091	Ps.	36,061,577	Ps.	14,855,109
Sky		22,002,216		420,979		21,581,237		9,767,329
Cable		36,233,042		560,186		35,672,856		15,302,500
Other Businesses		8,635,498		668,835		7,966,663		754,285
Segment totals		106,094,424		4,812,091		101,282,333		40,679,223
Reconciliation to consolidated amounts:
Eliminations and corporate expenses		(4,812,091)		(4,812,091)		—		(2,154,747)
Depreciation and amortization expense		—		—		—		(19,834,202)
Consolidated net sales and income before other expense		101,282,333		—		101,282,333		18,690,274	(1)
Other income, net		—		—		—		1,562,284
Consolidated net sales and operating income	Ps.	101,282,333	Ps.	—	Ps.	101,282,333	Ps.	20,252,558	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2017:
Content	Ps.	33,997,220	Ps.	2,445,233	Ps.	31,551,987	Ps.	12,825,259
Sky		22,196,629		127,129		22,069,500		10,106,623
Cable		33,048,310		225,755		32,822,555		14,034,796
Other Businesses		8,376,270		546,077		7,830,193		490,106
Segment totals		97,618,429		3,344,194		94,274,235		37,456,784
Reconciliation to consolidated amounts:
Eliminations and corporate expenses		(3,344,194)		(3,344,194)		—		(2,290,974)
Depreciation and amortization expense		—		—		—		(18,536,274)
Consolidated net sales and income before other expense		94,274,235		—		94,274,235		16,629,536	(1)
Other expense, net		—		—		—		(2,386,334)
Consolidated net sales and operating income	Ps.	94,274,235	Ps.	—	Ps.	94,274,235	Ps.	14,243,202	(2)

			Intersegment		Consolidated		Segment
	Total Revenues		Revenues		Revenues		Income
2016:
Content	Ps.	36,686,676	Ps.	2,314,419	Ps.	34,372,257	Ps.	14,748,037
Sky		21,941,247		70,954		21,870,293		9,898,516
Cable		31,891,616		162,364		31,729,252		13,236,117
Other Businesses		8,828,248		512,687		8,315,561		1,040,571
Segment totals		99,347,787		3,060,424		96,287,363		38,923,241
Reconciliation to consolidated amounts:
Eliminations and corporate expenses		(3,060,424)		(3,060,424)		—		(2,207,927)
Depreciation and amortization expense		—		—		—		(16,979,833)
Consolidated net sales and income before other expense		96,287,363		—		96,287,363		19,735,481	(1)
Other expense, net		—		—		—		(3,137,384)
Consolidated net sales and operating income	Ps.	96,287,363	Ps.	—	Ps.	96,287,363	Ps.	16,598,097	(2)
(1)	This amount represents income before other expense, net.
(2)

This amount represents consolidated operating income. In 2017 and 2016, included net losses previously reported as part of consolidated operating results of the Group’s Other Businesses segment in the amount of Ps.67,238 and Ps.78,092, respectively, related to a Publishing business in Argentina and an online lottery business in Mexico, these businesses were disposed by the Group in the fourth quarter of 2017.

Accounting Policies

The accounting policies of the segments are the same as those described in the Group’s summary of significant accounting policies (see Note 2). The Group evaluates the performance of its segments and allocates resources to them based on operating income before depreciation and amortization.

Intersegment Revenue

Intersegment revenue consists of revenues derived from each of the segments principal activities as provided to other segments.

The Group accounts for intersegment revenues as if the revenues were from third parties, that is, at current market prices.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s Long-term Retention Plan, as well as other general expenses that because of their nature and characteristics are not subject to be allocated within the Group’s business segments.

The table below presents segment information about assets, liabilities, and additions to property, plant and equipment as of and for the years ended December 31, 2018, 2017 and 2016:

			Segment		Additions to
	Segment Assets		Liabilities		Property, Plant
	at Year-End		at Year-End		and Equipment
2018:
Continuing operations:
Content	Ps.	83,525,004	Ps.	39,960,653	Ps.	1,349,954
Sky		30,350,221		13,680,854		4,020,405
Cable		99,678,509		21,294,108		12,835,918
Other Businesses		9,753,075		3,564,429		502,214
Total	Ps.	223,306,809	Ps.	78,500,044	Ps.	18,708,491

2017:
Continuing operations:
Content	Ps.	96,867,918	Ps.	44,129,769	Ps.	1,627,250
Sky		27,977,530		13,333,944		4,020,282
Cable		89,803,959		22,675,417		10,615,147
Other Businesses		10,350,464		3,261,984		496,887
Total	Ps.	224,999,871	Ps.	83,401,114	Ps.	16,759,566

2016:
Continuing operations:
Content	Ps.	112,639,928	Ps.	50,758,643	Ps.	2,677,448
Sky		28,359,148		14,227,757		6,297,131
Cable		86,194,625		25,624,966		18,450,446
Other Businesses		10,518,818		3,529,459		516,560
Total	Ps.	237,712,519	Ps.	94,140,825	Ps.	27,941,585

Segment assets reconcile to total assets as of December 31, 2018 and 2017, as follows:

	2018		2017
Segment assets	Ps.	223,306,809	Ps.	224,999,871
Investments attributable to:
Content (1)		58,985,671		57,206,369
Cable		568,597		721,076
Other Businesses		195,890		180,159
Goodwill attributable to:
Content		241,973		241,973
Cable		13,794,684		13,793,684
Other Businesses		76,969		76,969
Total assets	Ps.	297,170,593	Ps.	297,220,101
(1)	Includes goodwill attributable to equity investments of Ps.359,613 in 2018 and 2017 (see Note 10).

Equity method gain recognized in income for the years ended December 31, 2018, 2017 and 2016 attributable to equity investments in Content, was Ps.564,226, Ps.1,957,544 and Ps.1,189,517, respectively.

Equity method loss recognized in income for the years ended December 31, 2018, 2017 and 2016 attributable to equity investments in Cable, was Ps.47,024, Ps.61,930 and Ps.49,913, respectively.

Equity method gain recognized in income for the years ended December 31, 2018, and 2017 attributable to equity investments in Other Businesses, was Ps.15,731 and Ps.17,659, respectively.

Segment liabilities reconcile to total liabilities as of December 31, 2018 and 2017, as follows:

	2018		2017
Segment liabilities	Ps.	78,500,044	Ps.	83,401,114
Debt not allocated to segments		114,139,858		114,162,073
Total liabilities	Ps.	192,639,902	Ps.	197,563,187

Geographical segment information:

					Additions to
			Segment Assets at		Property, Plant and
	Total Net Sales		Year-End		Equipment
2018:
Mexico	Ps.	85,011,567	Ps.	216,146,757	Ps.	18,696,116
Other countries (1)		16,270,766		7,160,052		12,375
	Ps.	101,282,333	Ps.	223,306,809	Ps.	18,708,491
2017:
Mexico	Ps.	81,308,749	Ps.	219,206,662	Ps.	16,709,852
Other countries (1)		12,965,486		5,793,209		49,714
	Ps.	94,274,235	Ps.	224,999,871	Ps.	16,759,566
2016:
Mexico	Ps.	82,340,312	Ps.	229,472,576	Ps.	27,836,033
Other countries (1)		13,947,051		8,239,943		105,552
	Ps.	96,287,363	Ps.	237,712,519	Ps.	27,941,585
(1)	The United States is the largest country from which revenue is derived.

Net sales are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2018, 2017 and 2016:

	Domestic		Export		Abroad		Total
2018:
Content:
Advertising	Ps.	20,932,533	Ps.	222,369	Ps.	—	Ps.	21,154,902
Network Subscription Revenue		3,500,375		1,313,907		—		4,814,282
Licensing and Syndication		1,437,081		11,817,403		—		13,254,484

Sky:
DTH Broadcast Satellite TV (a)		19,478,307		—		1,374,849		20,853,156
Advertising		968,853		—		—		968,853
Pay-Per-View		152,129		—		28,078		180,207

Cable:
Digital TV Service (a)		14,281,536		—		—		14,281,536
Advertising		1,260,117		—		—		1,260,117
Broadband Services (a)		13,034,172		—		—		13,034,172
Telephony (a)		2,588,767		—		—		2,588,767
Other Services		544,347		—		—		544,347
Telecommunications Networks		4,361,586		—		162,517		4,524,103

Other Businesses:
Gaming		2,676,384		—		—		2,676,384
Soccer, Sports and Show Business Promotion		1,639,073		145,462		—		1,784,535
Publishing - Magazines		550,777		—		104,281		655,058
Publishing - Advertising		482,943		—		181,514		664,457
Publishing Distribution		270,624		—		40,148		310,772
Radio - Advertising		920,009		—		—		920,009
Feature Film Production and Distribution		735,928		3,569		884,786		1,624,283
Segment total		89,815,541		13,502,710		2,776,173		106,094,424
Intersegment eliminations		(4,803,974)		—		(8,117)		(4,812,091)
Consolidated total revenues	Ps.	85,011,567	Ps.	13,502,710	Ps.	2,768,056	Ps.	101,282,333

	Domestic		Export		Abroad		Total
2017:
Content:
Advertising	Ps.	20,366,184	Ps.	262,734	Ps.	90,164	Ps.	20,719,082
Network Subscription Revenue		2,704,998		1,353,090		—		4,058,088
Licensing and Syndication		949,440		8,270,610		—		9,220,050

Sky:
DTH Broadcast Satellite TV (a)		19,810,392		—		1,534,681		21,345,073
Advertising		651,689		—		—		651,689
Pay-Per-View		199,867		—		—		199,867

Cable:
Digital TV Service (a)		12,978,715		—		—		12,978,715
Advertising		817,330		—		—		817,330
Broadband Services (a)		11,357,448		—		—		11,357,448
Telephony (a)		2,944,263		—		—		2,944,263
Other Services		522,003		—		—		522,003
Telecommunications Networks		4,173,146		—		255,405		4,428,551

Other Businesses:
Gaming		2,852,013		—		—		2,852,013
Soccer, Sports and Show Business Promotion		1,447,731		118,424		—		1,566,155
Publishing - Magazines		460,045		—		366,897		826,942
Publishing - Advertising		614,478		—		454,886		1,069,364
Publishing Distribution		286,500		—		62,177		348,677
Radio - Advertising		851,140		—		—		851,140
Feature Film Production and Distribution		647,730		45,250		168,999		861,979
Segment total		84,635,112		10,050,108		2,933,209		97,618,429
Intersegment eliminations		(3,326,363)		—		(17,831)		(3,344,194)
Consolidated total revenues	Ps.	81,308,749	Ps.	10,050,108	Ps.	2,915,378	Ps.	94,274,235

	Domestic		Export		Abroad		Total
2016:
Content:
Advertising	Ps.	22,636,449	Ps.	376,106	Ps.	210,638	Ps.	23,223,193
Network Subscription Revenue		3,079,041		1,320,300		—		4,399,341
Licensing and Syndication		711,468		8,352,674		—		9,064,142

Sky:
DTH Broadcast Satellite TV (a)		19,627,851		—		1,637,774		21,265,625
Advertising		412,512		—		—		412,512
Pay-Per-View		263,110		—		—		263,110

Cable:
Digital TV Service (a)		13,051,572		—		—		13,051,572
Advertising		678,816		—		—		678,816
Broadband Services (a)		9,709,197		—		—		9,709,197
Telephony (a)		3,103,765		—		—		3,103,765
Other Services		561,386		—		—		561,386
Telecommunications Networks		4,409,366		—		377,514		4,786,880

Other Businesses:
Gaming		2,653,990		—		—		2,653,990
Soccer, Sports and Show Business Promotion		1,581,705		220,319		—		1,802,024
Publishing - Magazines		535,478		—		480,101		1,015,579
Publishing - Advertising		769,009		—		691,501		1,460,510
Publishing Distribution		318,924		—		81,645		400,569
Radio - Advertising		814,176		—		—		814,176
Feature Film Production and Distribution		463,761		50,762		166,877		681,400
Segment total		85,381,576		10,320,161		3,646,050		99,347,787
Intersegment eliminations		(3,041,264)		—		(19,160)		(3,060,424)
Consolidated total revenues	Ps.	82,340,312	Ps.	10,320,161	Ps.	3,626,890	Ps.	96,287,363
(a)

DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.9,971,318, Ps.9,894,292 and Ps.9,266,056, for the years ended December 31, 2018, 2017 and 2016, respectively. Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps. 4,577,513, Ps.3,062,826 and Ps.3,072,701, for the years ended December 31, 2018, 2017 and 2016, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.

Net sales from external customers for the years ended December 31, 2018, 2017 and 2016 are presented by sale source, as follows:

	2018		2017		2016
Services	Ps.	72,737,313	Ps.	70,408,764	Ps.	72,915,848
Royalties		12,600,061		8,533,751		8,526,197
Goods		1,163,836		2,133,122		2,317,315
Leases (1)		14,781,123		13,198,598		12,528,003
Total	Ps.	101,282,333	Ps.	94,274,235	Ps.	96,287,363
(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Sky and Cable segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.

(1)